Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The following is a summary of the basic and diluted net income (loss) per share computation for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands, except share and per share data)	2016	2015	2016	2015
Net income attributable to stockholders	$15,763	$(45,664)	$22,251	$(19,809)
Adjustments to net income attributable to stockholders for common share equivalents	(193)	—	(388)	—
Adjusted net income attributable to stockholders	$15,570	$(45,664)	$21,863	$(19,809)

Basic and diluted net income per share attributable to stockholders	$0.09	$(0.25)	$0.13	$(0.11)
Basic and diluted weighted average shares outstanding	168,948,472	180,380,436	168,942,552	179,771,830

Under current authoritative guidance for determining earnings per share, all nonvested share-based payment awards that contain non-forfeitable rights to distributions are considered to be participating securities and therefore are included in the computation of earnings per share under the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each class of common shares and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. The Company's nonvested RSUs and LTIPs contain rights to receive non-forfeitable distributions and therefore the Company applies the two-class method of computing earnings per share. The calculation of earnings per share above excludes the non-forfeitable distributions to the nonvested RSUs and LTIPs from the numerator.
Diluted net income per share assumes the conversion of all Common Stocks share equivalents into an equivalent number of common shares, unless the effect is anti-dilutive. The Company considers unvested restricted stock, OP Units and LTIP Units to be common share equivalents. For the three and six months ended June 30, 2016 and 2015, the following common share equivalents were excluded from the calculation of diluted earnings per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Unvested restricted stock	146,606	—	146,606	—
OP Units (1)	1,809,678	1,809,678	1,809,678	1,809,678
Class B units	—	—	—	—
OPP (LTIP Units)	9,041,801	—	9,041,801	—
Total anti-dilutive common share equivalents	10,998,085	1,809,678	10,998,085	1,809,678
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(1)	OP Units include 1,726,323 converted Class B units, 83,333 OP Units issued to the Advisor, and 22 OP Units issued to the Special Limited Partner.

Conditionally issuable shares relating to the OPP award (See Note 12 — Share Based Compensation) would be included in the computation of fully diluted EPS (if dilutive) based on shares that would be issued if the balance sheet date were the end of the measurement period. No LTIP share equivalents were included in the computation for the three and six months ended June 30, 2016 because no units or shares would have been issued based on the stock price at June 30, 2016.

Earnings Per Share
The following is a summary of the basic and diluted net income (loss) per share computation for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
(In thousands, except share and per share data)	2015	2014	2013
Net loss attributable to stockholders	$(2,065)	$(53,594)	$(6,989)
Adjustments to net income (loss) attributable to stockholders for common share equivalents	(442)	—	—
Adjusted net loss attributable to stockholders	(2,507)	(53,594)	(6,989)

Basic and diluted net loss per share	(0.01)	$(0.43)	$(1.28)
Basic and diluted weighted average shares outstanding	174,309,894	126,079,369	5,453,404

Under current authoritative guidance for determining earnings per share, all nonvested share-based payment awards that contain non-forfeitable rights to distributions are considered to be participating securities and therefore are included in the computation of earnings per share under the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each class of common shares and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Our nonvested RSUs and LTIPs contain rights to receive non-forfeitable distributions and therefore we apply the two-class method of computing earnings per share. The calculation of earnings per share below excludes the non-forfeitable distributions to the nonvested RSUs and LTIPs from the numerator.
Diluted net income (loss) per share assumes the conversion of all Common Stocks share equivalents into an equivalent number of common shares, unless the effect is anti-dilutive. The Company considers unvested restricted stock, OP Units (excluding converted Class B units) and LTIP Units to be common share equivalents. For the years ended December 31, 2015, 2014 and 2013, the following common share equivalents were excluded from the calculation of diluted earnings per share:

	December 31,
	2015	2014	2013
Unvested restricted stock	187,938	14,400	16,200
OP Units (1)	1,809,678	22	22
Class B units	—	705,743	23,392
OPP (LTIP Units)	9,041,801	—	—
Total anti-dilutive common share equivalents	11,039,417	720,165	39,614
(1) OP Units included 1,726,323 of converted Class B units on Listing, 83,333 OP Units issued to the Advisor, and 22 OP Units issued to the Special Limited Partner.
Conditionally issuable shares relating to the OPP award (See Note 13 — Share Based Compensation) would be included in the computation of fully diluted EPS (if dilutive) based on shares that would be issued if the balance sheet date were the end of the measurement period. No LTIP share equivalents were included in the computation for the year ended December 31, 2015 because no units or shares would have been issued based on the stock price at December 31, 2015.